Offerings - Offering: 1	Sep. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	5,087,548
Proposed Maximum Offering Price per Unit	0.3485
Maximum Aggregate Offering Price	$ 1,773,010.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 244.85
Offering Note	This registration statement covers the Class A Ordinary Shares issuable pursuant to the Registrant 2026 Stock Incentive Plan.

Estimated solely for the purpose of calculating the registration fee. Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low price of the Registrant’s Class A Ordinary Shares as of September 8, 2026, a specified date within five business days prior to the date of filing the registration statement.